UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 1270 Avenue of the Americas
         27th Floor
         New York, NY  10020

13F File Number:  28-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

     /s/ Jeffrey Podell     New York, NY     August 11, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $853,029 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MEDICAL OPTICS INC    COM              00763M108    11500   289300 SH       SOLE                   289300        0        0
AMERICAN EXPRESS CO            COM              025816109    23965   450206 SH       SOLE                   450206        0        0
BAXTER INTL INC                COM              071813109    40499  1091630 SH       SOLE                  1091630        0        0
CALLAWAY GOLF CO               COM              131193104    24861  1611209 SH       SOLE                  1611209        0        0
CARMAX INC                     COM              143130102     5330   200000 SH  PUT  SOLE                   200000        0        0
CERIDIAN CORP NEW              COM              156779100    50648  2600000 SH       SOLE                  2600000        0        0
CIT GROUP INC                  COM              125581108    23634   550000 SH       SOLE                   550000        0        0
E TRADE FINANCIAL CORP         COM              269246104    10853   775800 SH  CALL SOLE                   775800        0        0
E TRADE FINANCIAL CORP         COM              269246104    59848  4277909 SH       SOLE                  4277909        0        0
FIRST DATA CORP                COM              319963104    61013  1520000 SH       SOLE                  1520000        0        0
FLOWSERVE CORP                 COM              34354P105    43499  1437502 SH       SOLE                  1437502        0        0
HEWITT ASSOCS INC              COM              42822Q100    57675  2175600 SH       SOLE                  2175600        0        0
HUDSON CITY BANCORP            COM              443683107    23042  2019438 SH       SOLE                  2019438        0        0
INFOSPACE INC                  COM NEW          45678T201     1608    48825 SH       SOLE                    48825        0        0
LEHMAN BROS HLDGS INC          COM              524908100     9928   100000 SH       SOLE                   100000        0        0
MCDERMOTT INTL INC             COM              580037109    61445  2925970 SH       SOLE                  2925970        0        0
MENTOR CORP MINN               COM              587188103      207     5000 SH       SOLE                     5000        0        0
MONSTER WORLDWIDE INC          COM              611742107    38469  1341325 SH       SOLE                  1341325        0        0
NASDAQ STOCK MARKET INC        COM              631103108    22778  1207739 SH       SOLE                  1207739        0        0
NBTY INC                       COM              628782104      649    25000 SH       SOLE                    25000        0        0
OPENWAVE SYS INC               COM NEW          683718308    48485  2956423 SH       SOLE                  2956423        0        0
PEP BOYS MANNY MOE & JACK      COM              713278109     1820   134387 SH       SOLE                   134387        0        0
PETROQUEST ENERGY INC          COM              716748108      312    47500 SH       SOLE                    47500        0        0
PHARMACEUTICAL PROD DEV INC    COM              717124101      469    10000 SH       SOLE                    10000        0        0
READERS DIGEST ASSN INC        COM              755267101    20901  1266748 SH       SOLE                  1266748        0        0
SYMANTEC CORP                  COM              871503108    30436  1400000 SH       SOLE                  1400000        0        0
TELEWEST GLOBAL INC            COM              87956T107    29961  1315231 SH       SOLE                  1315231        0        0
TYCO INTL LTD NEW              COM              902124106    11785   403637 SH       SOLE                   403637        0        0
UNITED RENTALS INC             COM              911363109    76142  3767560 SH       SOLE                  3767560        0        0
VALASSIS COMMUNICATIONS INC    COM              918866104    61267  1653643 SH       SOLE                  1653643        0        0